Goodwill and Other Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

5. Goodwill and Other Intangible Assets

Goodwill

The table below summarizes the changes in the carrying amount of goodwill by reportable segment for the three months ended March 31, 2013.

(IN MILLIONS)	Buy	Watch	Expositions	Total
Balance, December 31, 2012	$3,126	$3,661	$565	$7,352
Acquisitions, divestitures and other adjustments	4	1	—	5
Effect of foreign currency translation	(34)	(1)	—	(35)

Balance, March 31, 2013	$3,096	$3,661	$565	$7,322

At March 31, 2013, $113 million of the goodwill is expected to be deductible for income tax purposes.

Other Intangible Assets

(IN MILLIONS)	Gross Amounts		Accumulated Amortization
	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Indefinite-lived intangibles:
Trade names and trademarks	$1,921	$1,921	$—	$—

Amortized intangibles:
Trade names and trademarks	$126	$128	$(48)	$(46)
Customer-related intangibles	2,882	2,882	(922)	(886)
Covenants-not-to-compete	36	36	(26)	(25)
Computer software	1,360	1,316	(843)	(804)
Patents and other	93	90	(60)	(57)

Total	$4,497	$4,452	$(1,899)	$(1,818)

Amortization expense associated with the above intangible assets was $81 million for the three months ended March 31, 2013 and $79 million for the three months ended March 31, 2012. These amounts included amortization expense associated with computer software of $39 million for the three months ended March 31, 2013 and 2012.

5. Goodwill and Other Intangible Assets

Goodwill

The table below summarizes the changes in the carrying amount of goodwill by reportable segment for the years ended December 31, 2012 and 2011, respectively.

(IN MILLIONS)	Buy	Watch	Expositions	Total
Balance December 31, 2010	$2,990	$3,546	$560	$7,096
Acquisitions, divestitures and other adjustments	123	—	—	123
Effect of foreign currency translation	(58)	(6)	—	(64)

Balance December 31, 2011	$3,055	$3,540	$560	$7,155
Acquisitions, divestitures and other adjustments	14	117	5	136
Effect of foreign currency translation	57	4	—	61

Balance December 31, 2012	$3,126	$3,661	$565	$7,352

Cumulative Impairments	$—	$376	$2	$378

At December 31, 2012, $122 million of goodwill is expected to be deductible for income tax purposes.

Other Intangible Assets

(IN MILLIONS)	Gross Amounts		Accumulated Amortization
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Indefinite-lived intangibles:
Trade names and trademarks	$1,921	$1,921	$—	$—

Amortized intangibles:
Trade names and trademarks	$128	$113	$(46)	$(37)
Customer-related intangibles	2,882	2,823	(886)	(747)
Covenants-not-to-compete	36	32	(25)	(22)
Computer software	1,316	1,089	(804)	(648)
Patents and other	90	83	(57)	(46)

Total	$4,452	$4,140	$(1,818)	$(1,500)

The amortization expense for the years ended December 31, 2012, 2011 and 2010 was $320 million, $319 million and $319 million, respectively. These amounts include amortization expense associated with computer software of $156 million, $158 million and $164 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Certain of the trade names associated with Nielsen are deemed indefinite-lived intangible assets, as their associated Nielsen brand awareness and recognition has existed for over 50 years and the Company intends to continue to utilize these trade names. There are also no legal, regulatory, contractual, competitive, economic or other factors that may limit their estimated useful lives. Nielsen reconsiders the remaining estimated useful life of indefinite-lived intangible assets each reporting period.

The Company’s 2012, 2011 and 2010 annual assessments did not result in an impairment for any of its underlying reporting units or indefinite-lived intangible assets.

All other intangible assets are subject to amortization. Future amortization expense is estimated to be as follows:

(IN MILLIONS)
For the year ending December 31:
2013	$330
2014	303
2015	269
2016	194
2017	165
Thereafter	1,373

Total	$2,634